Investment properties, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment properties, net [Line Items]
Investment property	$ 10,089	$ 10,719
Disposals, investment property
Investment property	222	10,089
Administrative offices [Member]
Disclosure of Investment properties, net [Line Items]
Investment property	12,011	12,103
Disposals, investment property	(11,826)	(92)
Investment property	342	12,011
Additions other than through business combinations, investment property	157
Administrative offices [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Investment properties, net [Line Items]
Investment property	(1,922)	(1,384)
Disposals, investment property	2,264	(538)
Investment property	(120)	$ (1,922)
Additions other than through business combinations, investment property	$ (462)